17. Equity reserves and dividends	12 Months Ended
Dec. 31, 2020
Equity Reserves And Dividends
Equity reserves and dividends

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the year must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 27, 2018, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 462,656 and approved the distribution of dividends in cash amounting to ARS 0.70 per share (nominal value), which were paid on May 11, 2018, allocating the remaining unallocated results as of December 31, 2017 to increase the voluntary reserve by 7,092,097 in order to improve the solvency of the Company.

The Company absorbed all cumulative negative unappropriated retaining earnings existing as at January 1, 2017 which were a consequence of the inflation adjustment. Such negative results were absorbed with the balances of the accounts Voluntary Reserve, Special Reserve RG CNV 609, Special Reserve Resolution IGJ 7/05, Legal Reserve, Premiums, and with part of the balance of the account Adjustment to Capital Stock.

On April 30, 2019, the Shareholders’ Meeting of the Company approved i) to restore the legal reserve balance to its value prior to the absorption of the accumulated negative earnings resulting from the inflation-adjustment, which had been carried out according to the terms of RG no. 777/18 of the CNV for an amount of 3,238,426, ii) to increase the legal reserve in the amount of 2,435,491 and iii) to allocate the remaining unappropriated earnings as of December 31, 2018 to increase the voluntary reserve by 28,382,471 in order to increase the solvency of the Company.

On November 22, 2019, the Shareholders’ Meeting of the Company decided to partially deallocate the voluntary reserve and to destine the deallocated amount to the distribution of a cash dividend for an amount equivalent to ARS 0.71 per share (nominal value), which was paid on December 5, 2019.

On April 30, 2020, the Shareholders’ Meeting of the Company approved to increase the legal reserve in the amount of 599,618 and to allocate the remaining unappropriated earnings as of December 31, 2019 to increase the voluntary reserve by 12,387,590.

Within the framework of the amendment to the loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC -described in Note 14.3.3-, there is a restriction for the payment of dividends during 2021 and a limitation of up to USD 25 million during 2022 until 80% of the loan’s principal and interest are paid.